Cover	Jun. 29, 2023
Cover [Abstract]
Entity Registrant Name	NASCENT BIOTECH, INC.
Entity Central Index Key	0001622057
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 29, 2023
Entity File Number	000-55299
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-5001940
Entity Address Address Line 1	631 US HWY 1 Suite 407
Entity Address City Or Town	North Palm Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33408
City Area Code	612
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	961-5656